Related Party Transactions - Summary of Key Management Personnel Compensation (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Information About Key Management Personnel [Abstract]
Wages and salaries	$ 3,482	$ 839	$ 1,020
Employer's contribution to defined contribution plans	35	17	23
Benefits in kind	266	61	67
Non-executive directors' remuneration by way of:
- Cash	336	313	85
- Share grants and options	4,033	280	148
Key management personnel compensation	$ 8,152	$ 1,510	$ 1,343